NOTE 6 - NOTES PAYABLE: Schedule of interest expense, net of interest income (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Details
Interest Income			$ (10,061)	$ (8,660)
Interest Expense			79,947	57,317
Origination Fees			68,888	20,000	$ 35,400	$ 20,000
Total of Interest Expense	$ 24,502	$ 11,336	$ 138,774	$ 68,657	$ 64,690	$ 52,453